Contract balances (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Balance as of April 1, 2023	₨ 52,581	₨ 51,283
Add: Revenue recognized during the year	27,223	51,111
Less: Invoiced during the period	(53,315)	(51,312)
Add: Translation gain or (loss)	47	1,499
Balance as of March 31, 2024	₨ 26,536	₨ 52,581